COMMON SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
COMMON SHARE CAPITAL
Balance at the beginning of the period	$ 4,527.3
Balance at the end of the period	5,332.6	$ 4,527.3
Total common share capital	$ 14,926.2	$ 14,913.4
Common share capital
COMMON SHARE CAPITAL
Balance at the beginning of the period (shares)	1,250,229	1,247,004
Issued under share option and restricted share plans (shares)	3,537	3,225
Balance at the end of the period (shares)	1,253,766	1,250,229
Balance at the beginning of the period	$ 14,913.4	$ 14,902.5
Issued under share option and restricted share plans	12.8	10.9
Balance at the end of the period	14,926.2	14,913.4
Total common share capital	$ 14,926.2	$ 14,913.4